Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash held in Trust Account	$349,983,839	$349,983,839	$—	$—

Liabilities:
Public Warrants Liability	$5,882,250	$5,882,250	$—	$—
Private Warrants Liability	4,648,890	—	—	4,648,890

	$10,531,140	$5,882,250	$—	$4,648,890

	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$345,031,308	$345,031,308	$—	$—

Liabilities:
Public Warrants Liability	$12,765,000	$12,765,000	$—	$—
Private Warrants Liability	10,328,609	—	—	10,328,609

	$23,093,609	$12,765,000	$—	$10,328,609

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.
The Company established the initial fair value of the Public Warrants and Private Warrants on February 26, 2021, the date of the Company’s IPO, using a Monte Carlo simulation model. As of December 31, 2022 and 2021, the fair value for the Private Warrants was estimated using a Monte Carlo simulation model, and the fair value of the Public Warrants by reference to the quoted market price. The Public Warrants and Private Warrants were classified as Level 3 at the initial measurement date, and the Private Warrants were classified as Level 3 as of December 31, 2022 and 2021 due to the use of unobservable inputs. For the period ended December 31, 2021, the Public Warrants were reclassified from a Level 3 to a Level 1 classification due to the use of the observed trading price of the separated Public Warrants. For the year ended December 31, 2022, there were no transfers between Levels 1, 2 or 3.
The following table presents the changes Level 3 liabilities for the year ended December 31, 2022:

Fair Value at January 1, 2022	$10,328,609
Change in fair value	(5,679,719)

Fair Value at December 31, 2022	$4,648,890

The following table presents the changes Level 3 liabilities for the year ended December 31, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of Public Warrants and Private Warrants	27,004,700
Transfer of Public Warrants to Level 1	(15,007,500)
Change in fair value	(1,668,591)

Fair Value at December 31, 2021	$10,328,609

The key inputs into the Monte Carlo simulation model as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Risk-free interest rate	4.70%	1.30%
Expected term remaining (years)	0.46	5.49
Expected volatility	22.5%	17.5%
Trading stock price	$10.91	$9.88

The Company utilizes a Monte Carlo simulation model to estimate the fair value of the conversion feature of the Working Capital Note, which is required to be recorded at its initial fair value on the date of issuance and each balance sheet date thereafter. Changes in the estimated fair value of the conversion feature of the Working Capital Note are recognized as non-cash gains or losses in the statements of operations.
The key assumptions in the Monte Carlo simulation model relate to the expected trading share-price volatility of the Class A ordinary shares, risk-free interest rate, strike price – warrants and debt conversion, expected term of the warrants and the probability of consummation of a Business Combination. The expected trading share-price volatility of the Class A ordinary shares is based on the average trading share price volatility of shares of special purpose acquisition companies (SPACs) that are searching for a target to consummate a business combination. The risk-free interest rate is based on interpolation of U.S. Treasury yields with a term commensurate with the term of the warrants. The Company anticipates the dividend yield to be zero. The expected term of the warrants is assumed to be the timing and likelihood of consummating a Business Combination.
The estimated fair value of the conversion feature of the Working Capital Note as of issuance and for the period ended
May 25, 2022 and
December

31, 2022 are $41,331 and $82,107, respectively.
The following are the primary assumptions used for the valuation of the conversion feature of the Working Capital Note:

	May 25, 2022	December 31, 2022
Warrant Valuation Terms
Risk-free interest rate	2.72%	4.70%
Expected term remaining (years)	5.32	0.46
Expected volatility	10.9%	22.5%
Trading share price	$9.77	$10.91

	May 25, 2022	December 31, 2022
Compound Option Terms
Strike price – debt conversion	$1.00	$1.00
Strike price – warrants	$11.50	$11.50
Term – debt conversion	0.32	0.01
Term – warrant conversion	5.32	5.01
Probability of consummation of a Business Combination	90%	99%
Probability of consummation of a Business Combination – Target Date 11/30/2022 and 1/4/2023	90%	99%
Probability of consummation of a Business Combination – Target Date 2/28/2023 and 1/31/2023	10%	1%
The following table presents the changes in the fair value of the Level 3 conversion option:

Fair value at May 25, 2022 (date of issuance)	$41,331
Change in fair value	40,776

Fair value at December 31, 2022	$82,107

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the period ended December 31, 2022 for the conversion feature of the Working Capital
Note
.